Entity-wide Information by Geographic Location (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Revenue from External Customers by Geographic Area
Total revenues by geographic location are as follows:

	Years Ended December 31,
	2019	2018	2017
Revenue:
North America(1)	$2,155,609	$1,981,814	$1,413,079
Latin America	147,375	129,644	117,665
Europe, Middle East and Africa(2)	1,310,573	1,280,861	979,921
Asia-Pacific	417,460	356,652	256,811
Revenue	4,031,017	3,748,971	2,767,476
Reimbursed revenue	—	—	233,574
Total revenue	$4,031,017	$3,748,971	$3,001,050
(1) Revenue for the North America region includes revenue attributable to the United States of $2,132,275, $1,960,637 and $1,392,873, respectively, for the years ended December 31, 2019, 2018 and 2017.
(2) Revenue for the Europe, Middle East and Africa region includes service revenue attributable to the United Kingdom of $659,350, $655,314 and $518,174, respectively, for the years ended December 31, 2019, 2018 and 2017.

Property and Equipment, Net by Geographical Location
Total property and equipment, net by geographic location is as follows:

	December 31,
	2019	2018
Property and equipment, net:
North America(1)	$372,163	$328,690
Latin America	4,294	2,732
Europe, Middle East and Africa	51,780	53,434
Asia-Pacific	30,608	14,247
Total property and equipment, net	$458,845	$399,103
(1) Property and equipment, net for the North America region includes property and equipment, net attributable to the United States of $372,033 and $328,664, respectively, as of December 31, 2019 and 2018.